Other revenue	12 Months Ended
Dec. 31, 2011
Other revenue
17.	Other revenue

Other revenue consists of the following:

	2011	2010
Hydro mulch sales	$1,352	$1,318
Red Lily development fees	209	209
Red Lily royalty income and supervisory fees	947	—
Red Lily construction services fees and natural gas sales	757	1,804
Gain on sale of assets	358	—
Other	20	—

	$3,643	$3,331